Segment Information - Net Revenue from Customers Representing at Least 10% of Total Revenue (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of major customers [Line Items]
Net revenue	$ 17,940,855	$ 605,292	$ 18,387,593	$ 18,837,089
Customer A [member]
Disclosure of major customers [Line Items]
Net revenue	$ 3,434,873	$ 115,886	$ 3,370,285	$ 4,307,855
Percentage of total revenue	19.00%	19.00%	18.00%	23.00%
Customer K [member]
Disclosure of major customers [Line Items]
Net revenue	$ 2,742,882	$ 92,540	$ 2,633,431	$ 2,386,975
Percentage of total revenue	15.00%	15.00%	14.00%	13.00%
Customer I [member]
Disclosure of major customers [Line Items]
Net revenue	$ 1,798,111	$ 60,665	$ 3,085,190	$ 2,935,820
Percentage of total revenue	10.00%	10.00%	17.00%	16.00%
Customer C [member]
Disclosure of major customers [Line Items]
Net revenue	$ 1,530,209	$ 51,626	$ 1,870,675	$ 1,761,049
Percentage of total revenue	9.00%	9.00%	10.00%	9.00%